Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

3.Financial risk management

3.1Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, digital asset price risk, risks associated with the storage and protection of digital assets and investment risk related to trading of digital assets), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimize the potential adverse effects on the financial performance of the Group. Risk management is carried out by the management of the Group.

There has been no change to the Company’s exposure to these financial risks or the manner in which it manages and measure the risks.

(a)	Market risk

Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognized assets and liabilities are denominated in a currency that is not the Group entities’ functional currency. At present, the Group does not have any formal policy for hedging against currency risk. The Group ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short—term imbalances.

The Group operates mainly in Singapore with most of the transactions settled in Singapore dollar (“SGD”), whereas functional currency of the Company is US$. The Group’s subsidiaries located outside Singapore, mainly including Hong Kong and the PRC are exposed to foreign exchange risk arising from various currency exposures.

For the Group’s subsidiaries whose functional currency is SGD, if US$ had strengthened/weakened by 5% against SGD with all other variables held constant, the consolidated statements of profit or loss would have been approximately US$18 (2024: US$23) higher/lower (2024: lower/higher) for the years ended December 31, 2025.

For the Group’s subsidiaries whose functional currency is Renminbi (“RMB”), if US$ had strengthened/weakened by 5% against RMB with all other variables held constant, the consolidated statements of profit or loss would have been approximately US$146 (2024: US$nil) higher/lower for the years ended December 31, 2025.

As HK$ is pegged to US$, the Company considers the risk of movements in exchange rates between HK$ and US$ to be insignificant.

Digital assets price risk

Digital assets that the Company deals with in its trading activities are digital assets such as Bitcoin (“BTC”) and Ethereum (“ETH”) which can be traded in a number of public exchanges.

The Group’s exposure to price risk arises from digital assets and digital assets payables which are both measured on a fair value basis. In particular, the Group’s operating result may depend upon the market price of BTC and ETH, as well as other digital assets. Digital asset prices have fluctuated significantly from time to time. There is no assurance that digital asset prices will reflect historical trends.

The price risk of digital assets arising from trading of digital assets business is partially offset by remeasurement of digital assets payables representing the obligations to deliver digital assets held by the Group in the customers’ accounts to the customers under the respective trading arrangements with the Group.

3.Financial risk management (Continued)

3.1Financial risk factors (Continued)

(a)	Market risk (Continued)

At the end of each reporting period, the Group’s exposure risk to digital asset is as follows:

	As of December 31, 2024		As of December 31, 2025
	BTC	ETH	BTC	ETH
Financial assets
Collateral receivables	2,289	—	—	124
Digital assets	2,064	743	7,883	5,937
Digital assets receivable from related parties	4,130	155	(48,008)	(4,368)
Crypto assets loan receivables	43,618	3,099	10,940	8,562
	52,101	3,997	(29,185)	10,255
Financial liabilities
Collateral payables	(2,289)	—	—	(1,487)
Digital assets payables to customers	(44,446)	(3,444)	(16,212)	(7,881)
Digital assets payables to related parties	(5,262)	(531)	47,475	289
	(51,997)	(3,975)	31,263	(9,079)
Net exposure	104	22	2,078	1,176

Strengthening of BTC and ETH against the US$ as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant.

	As of December 31,
	2024	2025
BTC strengthening 30% (2024: 30%)	31	623
ETH strengthening 30% (2024: 30%)	7	353

Weakening of BTC and ETH against the US$ would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

Risks associated with the storage and protection of digital assets

The Group primarily stored its digital assets with cryptocurrency custodians to facilitate customers deposits and withdrawals. Due to the lack of an insurance policy for its digital assets, any disruptions or closures of cryptocurrency custodians, as well as potential cyber—attacks or thefts, could result in substantial losses for the Group.

Investment risk related to trading of digital assets

The Group follows a fully hedged strategy for structured products. Each user—facing structured product is quoted by a related party and a spread is added before it is quoted to clients. Therefore, there is no exposure to structured products.

(b)	Credit risk

The Group is exposed to credit risk in relation to its cash and cash equivalents, restricted cash, trade and other receivables, amounts due from related parties, digital assets and crypto assets loan receivables. The carrying amounts of these financial assets represent the Group’s maximum exposure to credit risk.

3.Financial risk management (Continued)

3.1Financial risk factors (Continued)

(b)	Credit risk (Continued)
(i)	Risk management

The Group has adopted a policy of only dealing with creditworthy counterparties. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally does not require collateral.

The Group considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Group has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 60 days or there is significant difficulty of the counterparty.

To minimize credit risk, the Group has developed and maintained the Group’s credit risk gradings to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Group’s own trading records to rate its major customers and other debtors. The Group considers available reasonable and supportive forward—looking information which includes the following indicators:

●	Internal credit rating
●	External credit rating
●	Actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations
●	Actual or expected significant changes in the operating results of the debtor
●	Significant increases in credit risk on other financial instruments of the same debtor
●	Significant changes in the expected performance and behaviour of the debtor, including changes in the payment status of debtors in the company and changes in the operating results of the debtor
(ii)	Impairment of financial assets

Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash are deposited in reputable banks with high international credit rating. Management does not expect any material losses from non—performance by these banks as they have no default history in the past.

Trade receivables

The Group applies IFRS 9 simplified approach to measure expected credit losses which uses a lifetime expected loss allowance for trade receivables. Allowance for credit losses on trade receivables are estimated using a provision matrix by grouping trade receivables into pools based on relevant credit risk characteristics of the debtors. Trade receivable relating to debtors with known financial difficulties or significant doubt on collection of receivables are assessed individually for specific provision for impairment allowance. Trade receivable relating to other debtors are assessed collectively for the risk of default, taking into account the nature of the debtor, its geographical location and its ageing category, and applying the expected credit loss rates to the respective gross carrying amounts of accounts receivable. The expected credit loss rates of each pool are determined based on historical loss experience as adjusted with current and forward-looking information such as macroeconomic factors affecting the ability of the debtors to settle the receivables. At each reporting period, the Group reassesses whether any receivable no longer shares similar risk characteristics and should instead be evaluated as part of another pool or on an individual basis.

3.Financial risk management (Continued)

3.1Financial risk factors (Continued)

(b)	Credit risk (Continued)

As at December 31, 2025, the loss allowance for trade receivables was determined as follows, the expected credit losses below also incorporated forward looking information.

		Past due
	Current	1—90 days	90—180 days	Over 180 days	Total
As of December 31, 2025
Gross carrying amount	4,843	1,437	261	804	7,345
Allowance for credit losses	426	379	246	804	1,855
Weighted average expected loss rate	8.80%	26.40%	94.25%	100%	25.26%

The following table presents the movement in the allowance for credit losses for the years ended December 31, 2024 and 2025.

	As of December 31,
	2024	2025
Balance at the beginning of year	—	—
Business combination – merger transaction (Note 5.1)	—	3,300
Reversal for the year	—	(1,431)
Exchange differences	—	(14)
Balance at the end of year	—	1,855

Other financial assets at amortized cost

Other financial assets at amortized cost include other receivables and amounts due from related parties. Credit risk of other financial assets is considered to be low due to the sound collection history and financial stability of the counterparties. Management performs regular assessment on credit risk associated with these amounts based on the repayment history and financial position of the counterparties and other forward—looking factors. Management does not expect any losses from non—performance by the counterparties as they have no default history in the past and these counterparties had strong capacity to meet its contractual cash flow obligations in the near term. Management applies the IFRS 9 general approach to measure expected credit losses which uses a twelve—month expected loss allowance for all other receivables.

3.Financial risk management (Continued)

3.1Financial risk factors (Continued)

(b)	Credit risk (Continued)

Digital assets

USDC is considered to be low credit risk and subject to immaterial credit loss as underlying reserve of USDC are held in cash, short—duration U.S. Treasuries, and overnight U.S. Treasury repurchase agreements within segregated accounts for the benefits of USDC holder. Credit loss for these assets have not increased significantly since their initial recognition. Consequently, they are measured at the twelve-month ECL.

Digital assets are maintained in accounts with a third—party custodian platform, the Company may be exposed to significant losses if the platform experiences outages or becomes unavailable. To mitigate such risks, the Company only establishes accounts with the platform that have a good reputation.

Crypto assets loan receivables

Crypto assets loan receivables arise from the Group’s subscription to Earn products on a related party digital asset platform. These receivables are unsecured, bear interest at 0.05% to 9.00% per annum, and include both fixed-term (credit periods of 2 to 365 days) and open-term loans.

The Group’s credit risk assessment framework for the borrower integrates an analysis of both quantitative financial health and qualitative operational factors. This evaluation encompasses a review of the borrower’s current operating landscape and their historical track record, specifically scrutinizing for any indicators of default, settlement discrepancies, or payment delays. Based on this review, management has determined that there has been no significant deterioration in credit quality since the initial recognition of the receivable.

(iii)	Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

The following table presents the customers whose revenue individually accounted for over 10% of the Company’s total revenue for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023		2024		2025
Customer A	308		1,898		24,142
Customer B	—	*	3,709		8,860
Customer C	1,277		—	*	—	*

*Less than 10%

3.Financial risk management (Continued)

3.1Financial risk factors (Continued)

(c)Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. As of December 31, 2025, our cash and bank balances amounted to approximately US$33,902 (2024: US$9,326), and our current assets exceeded our current liabilities by US$51,634 (2024: US$12,670).

Management is of the opinion that the Group has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months. There are several factors that could potentially arise that could undermine the Group’s plans, such as changes in the demand for its products, economic conditions, its operating results continuing to deteriorate and its shareholders and related parties being unable to provide continued financial support. The Group maintains sufficient cash and bank balances, and internally generated cash flows to finance their activities and management is satisfied that funds are available to finance the operations of the Company.

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

	On demand/	Between	Total contractual	Carrying
	within 1 year	2 — 5 years	cash flows	amount

As of January 1, 2024
Trade and other payables	637	—	637	637
Amount due to related parties	26,875	—	26,875	26,875
Liabilities due to customers	13,867	—	13,867	13,867
Derivative financial liabilities	20	—	20	20
	41,399	—	41,399	41,399
As of December 31, 2024
Trade and other payables	1,841	—	1,841	1,841
Collateral payables	14,414	—	14,414	14,414
Lease liabilities	250	500	750	715
Amount due to related parties	9,980	—	9,980	9,980
Liabilities due to customers	71,523	—	71,523	71,523
Derivative financial liabilities	1,576	—	1,576	1,576
	99,584	500	100,084	100,049
As of December 31, 2025
Trade and other payables	13,408	47	13,455	13,455
Collateral payables	10,941	—	10,941	10,941
Lease liabilities	904	732	1,636	1,589
Amount due to related parties	48,031	—	48,031	48,031
Liabilities due to customers	61,351	—	61,351	61,351
Derivative financial liabilities	316	—	316	316
	134,951	779	135,730	135,683

3.Financial risk management (Continued)

3.2Capital management

The Group’s objectives when managing capital are to:

●	Safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and
●	Maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, repurchase the Company’s shares or sell assets to reduce debt.

The Group monitors capital (including share capital, treasury shares, reserves and shares held for shares award scheme) by regularly reviewing the capital structure. As a part of this review, the Group considers the cost of capital and the risks associated with the issued share capital. In the opinion of the Directors of the Company, the Group’s capital risk is low.

The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes during the financial year ended December 31, 2024 and 2025.

3.3Fair value measurement

This section explains the judgments and estimates made in determining the fair values of assets and liabilities that are recognized and measured at fair value in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining the fair values, the Group has classified its assets and liabilities into three levels prescribed under the accounting standards.

The Group analyzes its assets and liabilities carried at fair values by level of the inputs to valuation techniques used to measure the fair values. Such inputs are categorized into three levels within a fair value hierarchy as follows:

●	Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3: inputs for the assets or liabilities that are not based on observable market data (that is, unobservable inputs).

3.Financial risk management (Continued)

3.3Fair value measurement (Continued)

The following table sets forth the assets and liabilities, measured at fair value, by level within the fair value hierarchy as of January 1, 2024, December 31, 2024 and 2025.

	Fair value of assets and liabilities using
	Quoted prices in	Significant
	active markets	observable inputs	Significant
	for identical	other than quoted	unobservable	Total
	instruments	prices	inputs	fair
	(Level 1)	(Level 2)	(Level 3)	value
At January 1, 2024
Financial assets:
Financial assets at fair value through profits or loss	—	—	257	257
Crypto assets loan receivables	7,868	—	—	7,868
Derivative financial instruments	—	20	—	20
	7,868	20	257	8,145
Financial liabilities:
Derivative financial instruments	—	20	—	20
Liabilities due to customers	13,867	—	—	13,867
	13,867	20	—	13,887
At December 31, 2024
Financial assets:
Financial assets at fair value through profits or loss	—	—	264	264
Crypto assets loan receivables	69,934	—	—	69,934
Derivative financial instruments	—	1,576	—	1,576
Collateral receivables	14,414	—	—	14,414
Digital assets	2,817	188	—	3,005
USDC	1,827	—	—	1,827
	88,992	1,764	264	91,020
Financial liabilities:
Derivative financial instruments	—	1,576	—	1,576
Collateral payables	14,414	—	—	14,414
Liabilities due to customers	71,523	—	—	71,523
	85,937	1,576	—	87,513

At December 31, 2025
Financial assets:
Financial assets at fair value through profits or loss	268	—	23,005	23,273
Crypto assets loan receivables	42,141	—	—	42,141
Derivative financial instruments	—	316	—	316
Collateral receivables	3,407	—	—	3,407
Digital assets	32,901	608	—	33,509
USDC	12,449	—	—	12,449
	91,166	924	23,005	115,095
Financial liabilities:
Derivative financial instruments	—	316	—	316
Collateral payables	10,941	—	—	10,941
Liabilities due to customers	61,351	—	—	61,351
	72,292	316	—	72,608

3.Financial risk management (Continued)

3.3Fair value measurement (Continued)

Financial assets at fair value through profits or loss

The Company values its listed equity securities using quoted prices for the underlying securities in active markets. Accordingly, the Company classifies the valuation techniques that use these inputs as Level 1.

If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in Level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Fund investments and unlisted equity investments are Level 3 fair value measurement.

The fair value measurement of fund investments is based on the net assets value as reported by the external fund administrators without adjustment. There have been no changes in the valuation techniques of the financial instrument during the financial and prior financial year.

The fair value of unlisted equity investments is determined using the market approach. The significant unobservable inputs include discount for lack of marketability (“DLOM”) of 25% to 27% and an enterprise value-to-sales multiple ranging from 5.1 times to 5.2 times. An increase in the DLOM would result in a decrease in fair value, while an increase in the enterprise value-to-sales multiple would result in an increase in fair value. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.

The following table presents the changes in Level 3 items for the years ended December 31, 2024 and 2025:

	Fund	Unlisted equity
	investments	investments	Total
At January 1, 2024	257	—	257
Fair value changes (Note 26)	7	—	7
At December 31, 2024	264	—	264
Business combination – merger transaction (Note 5.1)	5,846	—	5,846
Additions during the year	16,333	1,000	17,333
Fair value changes (Note 26)	(438)	—	(438)
At December 31, 2025	22,005	1,000	23,005

There were no transfers between Level 1, 2 and 3 for the years ended December 31, 2024 and 2025.

Crypto assets loan receivables

Crypto assets loan receivables measured at fair value. Fair value is measured using the quoted price of the digital asset at the time its fair value is being measured, which is measured on a monthly basis. This valuation represents a Level 1 classification within the fair value hierarchy.

Derivative financial instruments

The fair value of the put and call option is measured on a recurring basis using inputs such as the spot price, expected volatility of underlying digital assets and risk-free interest rate. The fair value of the dual currency product is measured on a recurring basis using inputs such as the spot price, expected volatility of underlying digital assets, risk-free interest rate, valuation results concluded based on the average value under several simulations, which the Group considers to be a Level 2 fair value input.

3.Financial risk management (Continued)

3.3Fair value measurement (Continued)

Digital assets and USDC

Digital assets measured at fair value less costs to sell. The digital assets are adjusted to fair value only when an impairment is recognized, or the underlying asset is held for sale. Fair value is measured using the quoted price of the digital asset at the time its fair value is being measured, which is measured on a daily basis. This valuation represents a Level 1 and 2 classification within the fair value hierarchy.

The principal market will be the market with the greatest volume and level of activity for the digital assets which the Company holding the digital assets can access. In other words, the principal market is the market predominantly used by the Company to transact its digital assets.

Assets and liabilities not measured at fair value

Cash and cash equivalents, other receivables and other payables

The carrying amount of these balances approximate their fair value due to the short-term nature of these balances.

Trade receivables and trade payables

The carrying amount of these receivables and payables approximate their fair value as they are subject to normal trade credit terms.

Lease liabilities and loans from related parties

The carrying amount of these balances approximate their fair value as they are subject to interest rates close to market rate of interest for similar arrangements with financial institutions.